Document And Entity Information	Sep. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	Ultragenyx Pharmaceutical Inc.
Entity Central Index Key	0001515673
Entity Emerging Growth Company	false
Entity File Number	001-36276
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-2546083
Entity Address, Address Line One	60 Leveroni Court
Entity Address, City or Town	Novato
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94949
City Area Code	415
Local Phone Number	483-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	RARE
Security Exchange Name	NASDAQ